Recently Adopted Accounting Standards - Summary of Reconciliation of Impairment Allowance Balance from IAS 39 to IFRS 9 (Detail) - CAD ($) $ in Millions	Nov. 01, 2017	Oct. 31, 2017
Impairment allowance under IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Loans and acceptances		$ 4,327
Off-balance sheet credit risks		120
Total		$ 4,447
Remeasurement [Member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Loans and acceptances	$ 611
Investment securities (Debt) at amortized cost	1
Investment securities (Debt) at FVOCI	13
Deposits with financial institutions	3
Off-balance sheet credit risks	(36)
Total	592
Impairment allowance under IFRS 9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Loans and acceptances	4,938
Investment securities (Debt) at amortized cost	1
Investment securities (Debt) at FVOCI	13
Deposits with financial institutions	3
Off-balance sheet credit risks	84
Total	$ 5,039